Offerings	Jun. 27, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of ordinary shares no par value each (“Ordinary Shares”), (b) principal amount of debt securities, (c) number of warrants to purchase Ordinary Shares or debt securities; (d) number of rights to purchase Ordinary Shares, debt securities or other securities and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Ordinary Shares and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $100,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Debt Securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of ordinary shares no par value each (“Ordinary Shares”), (b) principal amount of debt securities, (c) number of warrants to purchase Ordinary Shares or debt securities; (d) number of rights to purchase Ordinary Shares, debt securities or other securities and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Ordinary Shares and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $100,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of ordinary shares no par value each (“Ordinary Shares”), (b) principal amount of debt securities, (c) number of warrants to purchase Ordinary Shares or debt securities; (d) number of rights to purchase Ordinary Shares, debt securities or other securities and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Ordinary Shares and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $100,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of ordinary shares no par value each (“Ordinary Shares”), (b) principal amount of debt securities, (c) number of warrants to purchase Ordinary Shares or debt securities; (d) number of rights to purchase Ordinary Shares, debt securities or other securities and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Ordinary Shares and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $100,000,000.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of ordinary shares no par value each (“Ordinary Shares”), (b) principal amount of debt securities, (c) number of warrants to purchase Ordinary Shares or debt securities; (d) number of rights to purchase Ordinary Shares, debt securities or other securities and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Ordinary Shares and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $100,000,000.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,386,213
Fee Rate	0.01531%
Amount of Registration Fee	$ 212.23
Offering Note	There are being registered hereunder such indeterminate (a) number of ordinary shares no par value each (“Ordinary Shares”), (b) principal amount of debt securities, (c) number of warrants to purchase Ordinary Shares or debt securities; (d) number of rights to purchase Ordinary Shares, debt securities or other securities and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Ordinary Shares and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $100,000,000.Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $98,613,787 of unsold securities (the “Unsold Securities”), of the registrant that had been previously registered pursuant to the registration statement on Form F-3 (File No. 333-262181) initially filed on January 14, 2022, and declared effective on July 1, 2022 (the “Prior Registration Statement”). In connection with the registration of the Unsold Securities on the Prior Registration Statement, the registrant paid a registration fee of $9,141.50 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. The registrant is also registering new securities on this registration statement with an aggregate initial offering price of $1,386,213 (the “New Securities”), which aggregate offering price is not specified as to each class of securities. A filing fee of $212.23 with respect to the New Securities is being paid in connection with the filing of this registration statement. Pursuant to Rule 415(a)(5) under the Securities Act, the registrant may continue to offer and sell Unsold Securities under the Prior Registration Statement until the earlier of (i) the date on which this registration statement is declared effective by the Securities and Exchange Commission, and (ii) the date which is 180 days after the third anniversary of the effective date of the Prior Registration Statement (the “Expiration Date”). To the extent that, after the filing date hereof and prior to Expiration Date, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Carry Forward Form Type	F-3
Carry Forward File Number	333-262181
Carry Forward Initial Effective Date	Jul. 01, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,141.50
Offering Note	There are being registered hereunder such indeterminate (a) number of ordinary shares no par value each (“Ordinary Shares”), (b) principal amount of debt securities, (c) number of warrants to purchase Ordinary Shares or debt securities; (d) number of rights to purchase Ordinary Shares, debt securities or other securities and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Ordinary Shares and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $100,000,000.Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $98,613,787 of unsold securities (the “Unsold Securities”), of the registrant that had been previously registered pursuant to the registration statement on Form F-3 (File No. 333-262181) initially filed on January 14, 2022, and declared effective on July 1, 2022 (the “Prior Registration Statement”). In connection with the registration of the Unsold Securities on the Prior Registration Statement, the registrant paid a registration fee of $9,141.50 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. The registrant is also registering new securities on this registration statement with an aggregate initial offering price of $1,386,213 (the “New Securities”), which aggregate offering price is not specified as to each class of securities. A filing fee of $212.23 with respect to the New Securities is being paid in connection with the filing of this registration statement. Pursuant to Rule 415(a)(5) under the Securities Act, the registrant may continue to offer and sell Unsold Securities under the Prior Registration Statement until the earlier of (i) the date on which this registration statement is declared effective by the Securities and Exchange Commission, and (ii) the date which is 180 days after the third anniversary of the effective date of the Prior Registration Statement (the “Expiration Date”). To the extent that, after the filing date hereof and prior to Expiration Date, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.